Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	MainStreet Bancshares, Inc.
Amendment Description	This Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) relates to the Registration Statement on Form S-3, as amended, File No. 333-279617 (the “Registration Statement”), of MainStreet Bancshares, Inc. (the “Company”), filed with the Securities and Exchange Commission on May 22, 2024, amended on June 11, 2024, and declared effective on June 13, 2024. The Registration Statement registered an amount or number of shares of Common Stock, shares of Preferred Stock, Depositary Shares, Debt Securities, Warrants, and Units as would have an aggregate initial offering price not to exceed $125,000,000. In accordance with an undertaking made by the Company in the Registration Statement to remove from registration by means of a post-effective amendment any of the securities registered which remain unsold at the termination of the offering, the Company files this Post-Effective Amendment to terminate the effectiveness of the Registration Statement and to remove from registration all of the securities registered but unsold under the Registration Statement as of the date hereof.
Entity Central Index Key	0001693577
Amendment Flag	true